SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	December 31,	December 31,
	2022	2021
Term deposits	$10,144,301	$—
RSTICs	1,504,778	—
	$11,649,079	$—